Loans and Allowances for Loan Losses 5 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 17,307	$ 21,655	$ 18,547
Unpaid Principal Balance	2,453	3,116	7,771
Sepcific Related Allowance	1,138	674	2,799
Average Recorded Investment	20,394	21,862	14,306
Interest Income Recognized	127	35	35
With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,854	18,539
Unpaid Principal Balance	16,997	19,388
Sepcific Related Allowance	0	0
Average Recorded Investment	11,811	18,420
Interest Income Recognized		35
With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,453	3,116
Unpaid Principal Balance	2,607	4,723
Sepcific Related Allowance	1,138	674
Average Recorded Investment	8,583	3,442
Interest Income Recognized		0
With specific and no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,307	21,655
Unpaid Principal Balance	19,604	24,111
Sepcific Related Allowance	1,138	674
Average Recorded Investment	20,394	21,862
Interest Income Recognized		35
Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,307	21,655
Unpaid Principal Balance	19,604	24,111
Sepcific Related Allowance	1,138	674
Average Recorded Investment	20,394	21,862
Interest Income Recognized		35
Commercial and industrial | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,542	3,177
Unpaid Principal Balance	3,048	3,598
Sepcific Related Allowance	0	0
Average Recorded Investment	1,401	5,741
Interest Income Recognized	0	0
Commercial and industrial | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,376	1,305
Unpaid Principal Balance	1,454	1,343
Sepcific Related Allowance	895	449
Average Recorded Investment	3,079	2,037
Interest Income Recognized	0	0
Commercial and industrial | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,996	15,513
Unpaid Principal Balance	15,095	17,876
Sepcific Related Allowance	1,138	500
Average Recorded Investment	15,046	18,797
Interest Income Recognized	114	34
Commercial mortgages | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,001	10,107
Unpaid Principal Balance	9,440	10,446
Sepcific Related Allowance	0	0
Average Recorded Investment	6,578	9,949
Interest Income Recognized	114	34
Commercial mortgages | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,077	924
Unpaid Principal Balance	1,153	2,489
Sepcific Related Allowance	243	51
Average Recorded Investment	3,988	1,070
Interest Income Recognized	0	0
Residential Mortgages - first position | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,800	4,391
Unpaid Principal Balance	3,968	4,476
Sepcific Related Allowance	0	0
Average Recorded Investment	3,366	1,988
Interest Income Recognized	13	1
Residential Mortgages - first position | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	833
Unpaid Principal Balance	0	835
Sepcific Related Allowance	0	124
Average Recorded Investment	1,265	291
Interest Income Recognized	0	0
Residential Mortgages - Second position | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	411	664
Unpaid Principal Balance	439	668
Sepcific Related Allowance	0	0
Average Recorded Investment	390	642
Interest Income Recognized	0	0
Residential Mortgages - Second position | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	54
Unpaid Principal Balance	0	56
Sepcific Related Allowance	0	50
Average Recorded Investment	201	44
Interest Income Recognized	0	0
Consumer - Indirect | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer - Indirect | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Other | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	100	200
Unpaid Principal Balance	102	200
Sepcific Related Allowance	0	0
Average Recorded Investment	76	100
Interest Income Recognized	0	0
Consumer Other | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	50
Interest Income Recognized	0
Residential | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,211	5,942
Unpaid Principal Balance	4,407	6,035
Sepcific Related Allowance	0	174
Average Recorded Investment	5,222	2,965
Interest Income Recognized	13	1
Consumer And Other | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer And Other | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	100	200
Unpaid Principal Balance	102	200
Sepcific Related Allowance	0	0
Average Recorded Investment	126	100
Interest Income Recognized	$ 0	$ 0